Investor Class | Wasatch Long/Short Fund
WASATCH LONG/SHORT FUND® — SUMMARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class Wasatch Long/Short Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	Investor Class Wasatch Long/Short Fund Investor Class Shares
Management Fee	1.10%
Distribution/Service (12b-1) Fee	none
Other Expenses	0.32%
Dividend Expense on Short Sales/Interest Expense	0.89%	[1]
Total Annual Fund Operating Expenses	2.31%	[2]
[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[2]	Wasatch Advisors, Inc. (Advisor), the Fund’s investment advisor, has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.60% of average daily net assets until at least January 31, 2019 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Class | Wasatch Long/Short Fund | Investor Class | USD ($)	234	721	1,235	2,645

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in equity securities by maintaining long equity positions and short equity positions.

We seek to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500 Index). Under normal market conditions, we will invest the Fund’s assets in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that we have identified as being undervalued (long equity positions) and we will sell short those securities (short equity positions) that we have identified as being overvalued.

The Fund may at any time have either a net long exposure or a net short exposure to the equity markets. The Fund will not be managed to maintain either net long or net short market exposure.

The Fund may invest in early stage companies and initial public offerings (IPOs).

We believe that the best opportunities to make both short and long equity investments are when the market’s perception of the values of individual companies (measured by the stock price) differs widely from our assessment of the intrinsic values of such companies. When evaluating a potential long or short investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. We believe opportunities to buy stocks or sell stocks short arise due to a variety of market inefficiencies, including:
  Changes in market participant psychology and circumstances.
  Imperfect information.
  Forecasts and projections by Wall Street analysts and company representatives that differ from experienced reality.
When evaluating long investments, we typically look for stocks that are appropriately valued or undervalued based on our analysis.

When evaluating a short investment, we typically look for signs of current overvaluation. For example, we look for companies that we believe:
  Have earnings that appear to be reflected in the current stock price.
  Are likely to fall short of market expectations.
  Are in industries that exhibit weakness.
  Have poor management.
  Are likely to suffer an event affecting long-term earnings.
The Fund may invest in fixed-income securities of any maturity consisting of corporate notes, bonds and debentures, including those that are rated less than investment grade at the time of purchase.

The Fund may invest a large percentage of its assets in a few sectors.  The current list of recognized sectors includes consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities.

The Fund is expected to have a high portfolio turnover rate.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Market Direction Risk. Since the Fund has both a “long” and a “short” portfolio, an investment in the Fund will involve market risks associated with different investment decisions than those made for a typical “long only” stock fund. The Fund’s results will suffer both when there is a general stock market advance and the Fund holds significant “short” equity positions, or when there is a general stock market decline and the Fund holds significant “long” equity positions.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Short Sales Risk. The Fund can make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce a fund’s returns or increase volatility. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price to close out a short position. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The use of short sales in combination with long positions in seeking to improve Fund performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short positions also typically involve increased liquidity risk and the risk that the third party to the short sale may fail to honor its contract terms. Furthermore, regulatory authorities in various countries, including the United States, have enacted temporary rules prohibiting the short-selling of certain stocks in response to market events. If regulatory authorities were to reinstitute such rules or otherwise restrict short selling, the Fund might not be able to fully implement its short-selling strategy.

Smaller Company Stock Risk. Small- and mid-cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Equity Securities Risk. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status and is generally higher for non-investment grade securities.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”) are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s). Such securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default by the issuer or decline in the issuer’s credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and the issuer may be more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity for the non-investment grade securities.

Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund's shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as, consumer and household durables, hotels, restaurants, media, retailing, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics and consumer tastes, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices. The media industry can be significantly affected by technological advances and government regulation.

Consumer Staples Sector Risk. The consumer staples sector includes companies in the food and staples retailing, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.

Energy Sector Risk. The energy sector includes companies in energy equipment and services, and oil, gas and consumable fuels industry groups. The value of companies in these industry groups is particularly vulnerable to developments in the energy sector, fluctuations in the price and supply of energy fuels, energy conservation, the supply of, and demand for, specific energy-related products or services, and tax policy and other government regulation. Oil and gas companies develop and produce crude oil and natural gas and provide related resources such as production and distribution related services. Stock prices for oil and gas companies in particular are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the energy stocks in which the Fund invests and the Fund’s performance. Oil and gas exploration and production companies can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, and the companies may be at risk for environmental damage claims.

Financials Sector Risk. The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies may be affected by extensive government regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets may be affected by extensive governmental regulation, economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates and environmental clean-up.

Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, pharmaceuticals, and biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceutical, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.

Industrials Sector Risk. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies.

Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the software industry. Additionally, the success of companies in the software industry is subject to the continued demand for internet services.

Materials Sector Risk. The materials sector includes companies in the chemicals, construction materials, containers and packaging, paper products, and mining industry groups. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Mining could be affected by supply and demand and operational costs.

Real Estate Sector Risk. The real estate sector includes companies involved in real estate management and development and issuers of real estate investment trusts (REITs). Securities of companies in the real estate sector may be adversely affected by, among other things, rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.

Telecommunication Services Sector Risk. The telecommunications services sector includes diversified telecommunications services and wireless telecommunication services. The telecommunications services industry is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.

Utilities Sector Risk. The utilities sector includes electric utilities, gas utilities, water utilities, multi-utilities (electric, gas and water), and independent power and renewable electricity producers. Companies in the utilities sector are affected by supply and demand, consumer incentives, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility company stocks may have an inverse relationship to the movement of interest rates. Also, certain utility companies have experienced full or partial deregulation in recent years, which may permit them to diversify outside of their original geographic regions and their traditional lines of business. Conversely, companies that remain heavily regulated may be at a competitive disadvantage, making them less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable and may have an adverse impact on profitability. Utility companies are subject to the high cost of borrowing to finance capital construction during inflationary periods, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Portfolio Turnover Rate. The Fund’s annual portfolio turnover rate is expected to exceed 200%. This type of fund generally has high portfolio turnover that necessarily results in greater transaction costs and causes more short-term capital gains (or losses) to be realized. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.
HISTORICAL PERFORMANCE
The Fund commenced operations on December 15, 2008, upon the reorganization of the 1st Source Monogram Long/Short Fund (the “Predecessor Fund”), into the Fund. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. Accordingly, the performance information below prior to December 15, 2008 reflects the performance of the Predecessor Fund which was advised by a different advisor and subject to different expenses as a result and may have produced different investment results. The lead portfolio manager of the Fund through 2016, however, was also the portfolio manager of the Predecessor Fund. The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s performance over the time periods indicated to the primary benchmark (the S&P 500 Index), which reflects the effects of general stock market risk, and to a secondary benchmark (the Citigroup U.S. Domestic 3-Month U.S. Treasury Bills Index), which reflects short-term interest rates and is usually free from the risk of principal fluctuation. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH LONG/SHORT FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/2009	16.00%
Worst — 12/31/2008	-15.94%

Average Annual Total Returns — (as of 12/31/17)
Average Annual Total Returns - Investor Class - Wasatch Long/Short Fund	1 Year	5 Years	10 Years
Investor Class	(2.11%)	2.42%	3.44%
Investor Class | Return After Taxes on Distributions	(2.11%)	1.54%	2.88%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	(1.19%)	1.83%	2.64%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	8.50%
Citigroup U.S. Domestic 3-Month Treasury Bills Index (reflects no deductions for fees, expenses or taxes)	0.84%	0.24%	0.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.